OPERATING COSTS BY NATURE - Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of inventory	$ 245,111	$ 242,998
Depletion, depreciation and amortization	98,719	102,416
Moratorium (settlement) (note 13)	0	(4,303)
(Recovery) of inventory provision (note 7)	0	(5,710)
Restructuring costs	0	109
Cost of sales	$ 343,830	$ 335,510